FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09475

Nuveen Dividend Advantage Municipal Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: October 31

Date of reporting period: June 30, 2014

Item 1. Proxy Voting Record

Nuveen Dividend Advantage Municipal Income Fund

BLACKROCK MUNIENHANCED FUND, INC.

Ticker:	MEN	Security ID:	09253Y100
Meeting Date:	JUL 30, 2013	Meeting Type:	Annual
Record Date:	JUN 03, 2013

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Paul L. Audet	For	For	Management
1.2	Elect Director Michael J. Castellano	For	For	Management
1.3	Elect Director Richard E. Cavanagh	For	For	Management
1.4	Elect Director Kathleen F. Feldstein	For	For	Management
1.5	Elect Director James T. Flynn	For	For	Management
1.6	Elect Director Henry Gabbay	For	For	Management
1.7	Elect Director Jerrold B. Harris	For	For	Management
1.8	Elect Director R. Glenn Hubbard	For	For	Management
1.9	Elect Director Karen P. Robards	For	For	Management

BLACKROCK MUNIHOLDINGS FUND, INC.

Ticker:	MHD	Security ID:	09253N104
Meeting Date:	JUL 30, 2013	Meeting Type:	Annual
Record Date:	JUN 03, 2013

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Paul L. Audet	For	For	Management
1.2	Elect Director Michael J. Castellano	For	For	Management
1.3	Elect Director Richard E. Cavanagh	For	For	Management
1.4	Elect Director Kathleen F. Feldstein	For	For	Management
1.5	Elect Director James T. Flynn	For	For	Management
1.6	Elect Director Henry Gabbay	For	For	Management
1.7	Elect Director Jerrold B. Harris	For	For	Management
1.8	Elect Director R. Glenn Hubbard	For	For	Management
1.9	Elect Director Karen P. Robards	For	For	Management

DREYFUS STRATEGIC MUNICIPALS, INC.

Ticker:	LEO	Security ID:	261932107
Meeting Date:	JUN 06, 2014	Meeting Type:	Annual
Record Date:	MAR 28, 2014

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Gordon J. Davis	For	For	Management
1.2	Elect Director Ehud Houminer	For	For	Management

DWS ADVISOR FUNDS

Ticker:	KTF	Security ID:	23338M106
Meeting Date:	SEP 04, 2013	Meeting Type:	Annual
Record Date:	JUL 03, 2013

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Henry P. Becton, Jr.	For	For	Management
1.2	Elect Director Paul K. Freeman	For	For	Management
1.3	Elect Director William McClayton	For	For	Management
1.4	Elect Director Jean Gleason Stromberg	For	For	Management

INVESCO QUALITY MUNICIPAL INCOME TRUST

Ticker:	IQI	Security ID:	46133G107
Meeting Date:	AUG 08, 2013	Meeting Type:	Annual
Record Date:	MAY 17, 2013

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Albert R. Dowden	For	For	Management
1.2	Elect Director Hugo F. Sonnenschein	For	For	Management
1.3	Elect Director Raymond Stickel, Jr.	For	For	Management

INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS

Ticker:	VGM	Security ID:	46131M106
Meeting Date:	AUG 02, 2013	Meeting Type:	Annual
Record Date:	JUN 05, 2013

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Trustee R. Craig Kennedy	For	For	Management
1.2	Elect Trustee Colin D. Meadows	For	For	Management

INVESCO VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II

Ticker:	VKI	Security ID:	46132E103
Meeting Date:	AUG 02, 2013	Meeting Type:	Annual
Record Date:	JUN 05, 2013

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Trustee Wayne W. Whalen	For	For	Management

PIMCO MUNICIPAL INCOME FUND II

Ticker:	PML	Security ID:	72200W106
Meeting Date:	DEC 18, 2013	Meeting Type:	Annual
Record Date:	NOV 01, 2013

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Deborah A. DeCotis	For	For	Management

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Dividend Advantage Municipal Income Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 21, 2014